UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      September 30, 2002
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/27/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  64
                                                 --------------------

Form 13F Information Table Value Total:                $125,363
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                     Com             002824100     849   21,008  SH        SOLE    NONE        100%
American Express                Com             025816109     315   10,102  SH        SOLE    NONE        100%
American Intl.                  Com             026874107   1,448   26,464  SH        SOLE    NONE        100%
Amgen Inc                       Com             031162100   1,214   29,104  SH        SOLE    NONE        100%
Anadarko Petro                  Com             032511107   1,552   34,856  SH        SOLE    NONE        100%
Bank of America                 Com             060505104   1,775   27,828  SH        SOLE    NONE        100%
Baxter Int'l                    Com             071813109   2,251   73,675  SH        SOLE    NONE        100%
BJS Wholesale Club              Com             05548J106   1,457   76,642  SH        SOLE    NONE        100%
Camden Property                 Com             133131102   1,252   37,781  SH        SOLE    NONE        100%
Cardinal Health                 Com             14149Y108   3,160   50,799  SH        SOLE    NONE        100%
Caremark RX                     Com             141705103   2,825  166,200  SH        SOLE    NONE        100%
ChevronTexaco                   Com             166764100     834   12,049  SH        SOLE    NONE        100%
Cisco Systems Inc               Com             17275R102     381   36,354  SH        SOLE    NONE        100%
Citigroup                       Com             171196101   2,982  100,562  SH        SOLE    NONE        100%
Colonial Prop                   Com             195872106   3,297   91,131  SH        SOLE    NONE        100%
Developers Divers.              Com             251591103   2,113   95,992  SH        SOLE    NONE        100%
Duke-Weeks Realty               Com             264411505   2,534  102,922  SH        SOLE    NONE        100%
El Paso Corp                    Com             283905107     870  105,203  SH        SOLE    NONE        100%
Electronic For Img              Com             286082102     160   10,700  SH        SOLE    NONE        100%
EMC Corp                        Com             268648102     312   68,357  SH        SOLE    NONE        100%
Express Scripts                 Com             302182100   5,031   92,273  SH        SOLE    NONE        100%
Fannie Mae                      Com             313586109   2,640   44,334  SH        SOLE    NONE        100%
First Indust Real               Com             32054K103   4,221  136,218  SH        SOLE    NONE        100%
Freddie Mac                     Com             313400301     539    9,645  SH        SOLE    NONE        100%
Gables Residential              Com             362418105   1,555   58,211  SH        SOLE    NONE        100%
General Electric                Com             369604103   2,877  116,733  SH        SOLE    NONE        100%
Hewlett Packard                 Com             428236103     258   22,130  SH        SOLE    NONE        100%
Highwoods Property              Com             431284108   3,947  168,672  SH        SOLE    NONE        100%
Home Depot                      Com             437076102   3,084  118,179  SH        SOLE    NONE        100%
Honeywell Int'l                 Com             438516106     308   14,220  SH        SOLE    NONE        100%
IBM                             Com             459200101   1,846   31,650  SH        SOLE    NONE        100%
J.P. Morgan                     Com             46625H100   2,395  126,122  SH        SOLE    NONE        100%
Johnson & Johnson               Com             478160104   3,822   70,670  SH        SOLE    NONE        100%
KeyCorp                         Com             493267108     280   11,200  SH        SOLE    NONE        100%
Lehman Brothers                 Com             524908100   3,079   62,776  SH        SOLE    NONE        100%
Lexington Corp                  Com             529043101   1,666  103,500  SH        SOLE    NONE        100%
Liberty Prop Tr                 Com             531172104   3,230  104,184  SH        SOLE    NONE        100%
Lilly (Eli) & Co.               Com             532457108   1,850   33,437  SH        SOLE    NONE        100%
Macerich                        Com             554382101   2,609   84,200  SH        SOLE    NONE        100%
Mack-Cali Realty                Com             554489104   3,944  122,739  SH        SOLE    NONE        100%
Masco Corp.                     Com             574599106     658   33,650  SH        SOLE    NONE        100%
MBIA, Inc.                      Com             55262C100   2,673   66,900  SH        SOLE    NONE        100%
Men's Warehouse                 Com             587118100   2,275  154,728  SH        SOLE    NONE        100%
Merrill Lynch Inc.              Com             590188108   2,545   77,250  SH        SOLE    NONE        100%
Motorola Inc.                   Com             620076109     201   19,700  SH        SOLE    NONE        100%
Nokia                           Com             654902204     745   56,196  SH        SOLE    NONE        100%
Oracle Systems                  Com             68389X105     635   80,769  SH        SOLE    NONE        100%
O'Reilly Auto                   Com             686091109   3,499  122,272  SH        SOLE    NONE        100%
Pepsico Inc.                    Com             713448108   4,302  116,418  SH        SOLE    NONE        100%
Pfizer                          Com             717081103   4,430  152,665  SH        SOLE    NONE        100%
PMI Group                       Com             69344M101   4,086  150,164  SH        SOLE    NONE        100%
Prudential Finan                Com             744320102     253    8,850  SH        SOLE    NONE        100%
Rayovac Corp                    Com             755081106   2,153  176,500  SH        SOLE    NONE        100%
Royal Dutch Petrol              Com             780257804     402   10,000  SH        SOLE    NONE        100%
Ruby Tuesday                    Com             781182100     911   48,500  SH        SOLE    NONE        100%
Simon Prop Grp                  Com             828806109   3,046   85,255  SH        SOLE    NONE        100%
Southwest Airline               Com             844741108   2,995  229,300  SH        SOLE    NONE        100%
Sun Microsystems                Com             866810104     190   73,263  SH        SOLE    NONE        100%
Sungard Data                    Com             867363103   3,063  157,480  SH        SOLE    NONE        100%
Teleflex                        Com             879369106   2,371   52,025  SH        SOLE    NONE        100%
TJX Companies                   Com             872540109     170   10,000  SH        SOLE    NONE        100%
Tyco Intl Ltd                   Com             902124106   1,834  130,043  SH        SOLE    NONE        100%
U.S. Bancorp                    Com             902973304     277   14,904  SH        SOLE    NONE        100%
Wells Fargo                     Com             949746101     887   18,419  SH        SOLE    NONE        100%
